Related Party Transactions - Transactions with related party (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Short-term related party debt			$ 34,199
Interest expense, net	$ 741	$ 1,183	2,629	$ 2,645
Brown Brothers Harriman
Related Party Transactions
Interest expense, net	541	541	1,393	1,509
Wooster Capital
Related Party Transactions
Interest expense, net	147	503	599	498
Jo Ellen Ford
Related Party Transactions
Interest expense, net	$ 53	$ 139	214	178
Westrock Finance, LLC
Related Party Transactions
Interest expense, net			423	$ 460
Short-term related party debt | Brown Brothers Harriman
Related Party Transactions
Short-term related party debt			34,199
Subordinated related party debt
Related Party Transactions
Subordinated related party debt			13,300
Subordinated related party debt | Wooster Capital
Related Party Transactions
Subordinated related party debt			9,800
Subordinated related party debt | Jo Ellen Ford
Related Party Transactions
Subordinated related party debt			$ 3,500